Income Tax	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Income Tax Disclosure [Abstract]
INCOME TAX
Note 14 – INCOME TAX

As of September 30, 2013, Moneytech had approximately $5,692,050 in net operating loss (“NOL”) carry forward available to offset future taxable income in Australia.  The NOLs can be carried forward without expiration in Australia.  The deferred tax asset as of September 30, 2013 and June 30, 2013 consists of the tax benefit of the NOL carry forward.  Management believes that all NOLs will be utilized in the near future and therefore no allowance was made.

As of September 30, 2013, Source had NOL’s of approximately $13 million dollars to offset future taxable income in the US.  Federal NOLs can generally be carried forward 20 years.  However, under Internal Revenue Code section 382 due to the change in ownership there are certain limitations placed on the NOL carryover and Source may only use approximately $161,500 per year of the available NOL.  The deferred tax assets of the US entities at September 30, 2013 were fully reserved.  Management believes it is more likely than not that these assets will not be realized in the near future.

The following is a reconciliation of the provision for income taxes at the US federal income tax rate to the income taxes reflected in the Statements of Operations and Comprehensive (Loss) Income for the three months ended September 30, 2013 and 2012, respectively:

September 30, 2013	U.S	State	International	Total
Current	$-	$-	$-	$-
Deferred	-	-	40,229	40,229
Total	$-	$-	$40,229	$40,229
Total payables

September 30, 2012	U.S	State	International	Total
Current	$-	$-	$-	$-
Deferred	-	-	4,928	4,928
Total	$-	$-	$4,928	$4,928
Total payables

Reconciliation of the difference between the statutory U.S. Federal income tax rate and the effective rate is as follows:

	9/30/2013	9/30/2012
US statutory rates	34%	34%
Tax rate difference	(4)%	(4)%
Research and development capitalized	(12)%	-%
Other expenses (benefits)	(33)%	(27)%

Tax expenses at actual rate	(15)%	3%

Note 12 – INCOME TAX

As of June 30, 2013, Moneytech had approximately $6,232,409 in net operating loss (“NOL”) carry forward available to offset future taxable income in Australia. The NOLs can be carried forward without expiration in Australia. The deferred tax asset as of June 30, 2013 and 2012 consists of the tax benefit of the NOL carry forward. Management believes that all NOLs will be utilized in the near future and therefore no allowance was made.

As of June 30, 2013, Source had NOL’s of approximately $13 million dollars to offset future taxable income in the US. Federal NOLs can generally be carried forward 20 years. However, under Internal Revenue Code section 382 due to the change in ownership there are certain limitations placed on the NOL carryover and Source may only use approximately $161,500 per year of the available NOL. The deferred tax assets of the US entities at June 30, 2013 were fully reserved. Management believes it is more likely than not that these assets will not be realized in the near future.

The following is a reconciliation of the provision for income taxes at the US federal income tax rate to the income taxes reflected in the Statements of Operations and Comprehensive (Loss) Income for the fiscal year ended June 30, 2013 and 2012, respectively:

June 30, 2013	U.S		State		International	Total
Current		$-		$-	$-	$-
Deferred		-		-	579,844	579,844
Total	$		$		$579,844	$579,844
Total payables

June 30, 2012	U.S		State		International	Total
Current		$-		$-	$-	$-
Deferred		-		-	-	-
Total	$		$		$-	$-
Total payables

Reconciliation of the difference between the statutory U.S. Federal income tax rate and the effective rate is as follows:

	June 30, 2013	June 30, 2012
US statutory rates	34%	34%
Tax rate difference	(4)%	(4	) %
Research and development capitalized	61%	-%
Other expenses (benefits)	11%	(30	) %
Tax expenses at actual rate	102%	-%